Warrant Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Warrant Liabilities [Abstract]
Schedule Of Fair Value Of Warrants Outstanding
As provided by the terms of the P2P notes, the notes remained outstanding and were converted, at the option of the holders, to common stock upon the execution of the Merger (see Note 1).

			Number of warrant shares at December 31,				Approximate fair value at December 31,
Warrant Type:	Exercise Price		2024		2023		2024	2023
Series D Shadow Preferred Warrants	$10.44		—		338,495		$—	$3
Series D-2 Shadow Preferred Warrants	$4.97		756,172		756,172		56	894
Pay-to-Play Warrants	(a	)	(a	)	(a	)	1	976
Convertible Notes Warrants - 2023	(c	)	(c	)	(c	)	79	1,352
Common stock warrants (b)	$104.43		—		2,063		—	—
Pre-funded common stock warrants (d)	$0.01		(d	)	(d	)	4,485	505
Pre-funded common stock warrants (e)	$100.00		(e	)	—		10,091	—

			756,172		1,096,730		$14,712	$3,730

(a)
The number of warrant shares to be issued upon exercise of the P2P Warrants is not determined as of December 31, 2024 or 2023, therefore, the exercise price is only known in aggregate based on individual investor participation levels and timing of investment. The aggregate exercise price is $2.5 million as of December 31, 2024 and 2023. The Company’s valuation of its P2P Warrants assumes expected warrant shares of 1,127,088 and a range of 694,397 to 721,086 shares of either common stock or a future preferred stock series as of December 31, 2024 and 2023.

(b)
Common stock warrants represent prior Series D Preferred Warrants which were converted in November 2022 to common stock warrants following the Company’s conversion event, as adjusted for the related December 2022 reverse stock split. These common stock warrants are classified in equity upon conversion in 2022. During January 2023, 336,950 of the Series D Preferred Warrants were reinstated upon the investor participating in the P2P Note extension. These warrants expired during the year ended December 31, 2024.

(c)
The number of warrant shares to be issued upon exercise of the Convertible Note Warrants as well as the related aggregate exercise price is not determinable as of December 31, 2024 and 2023 due to variable settlement terms. As of December 31, 2024 and 2023, the aggregate fixed monetary amount that will serve as the basis of calculating the number of warrant shares into which the Convertible Notes may be exercised into is $13.0 million and $2.0 million, respectively.

(d)
Total exercise price is $68,333. As of December 31, 2023, the number of warrant shares is estimated based on the total Company common shares that would be required to be issued to be exchanged for the maximum number of BurTech Class A Common and is estimated at 7,007,582 shares. As of December 31, 2024, taking into consideration the effect of the April 2024 amendment, the number of warrant shares required to be issued in the form of BurTech Class A Common stock is fixed at 2,000,000 shares.

(e)	Total exercise price is $45,000. As of December 31, 2024, the number of warrant shares to be issued in the form of BurTech Class A Common stock is a fixed 4,500,000 shares.

Schedule Of Black Scholes Option Pricing Model For Fair Value Of Warrants
Assumptions used in the Black-Scholes option pricing model to fair value the Shadow Series D warrants reinstated January 2023 and the assumptions used to fair value the Shadow Series D and Shadow Series
D-2
preferred stock warrants as of the respective reporting period were as follows:
At issuance:
Issued during the years ended December 31, 2024 and 2023:

	Series D-2 Shadow Preferred Stock Warrant Reinstatement
	Issued in 2024	Issued in 2023
Risk-free interest rate	NA	4.65%
Expected life, in years	NA	1.11
Expected volatility	NA	65.00%
Dividend yield	NA	0.00%
Fair value of preferred stock	NA	$4.01
As of December 31, 2024 and 2023:

			Series D Shadow Preferred Stock Warrants
	Series D-2 Shadow Preferred Stock Warrants
	December 31, 2024	December 31, 2023	December 31, 2023
Risk-free interest rate	4.20% - 4.40%	4.51%	5.50%
Expected life, in years	0.04 - 0.72	1.72	0.16
Expected volatility	50.80%	52.50%	52.50%
Dividend yield	0.00%	0.00%	0.00%
Fair value of preferred stock	$4.36	$4.19	$5.76
The P2P Warrants, issued in 2022 and in 2023 were valued using the Black-Scholes option pricing model probability-weighted for the same future event scenarios as defined in the valuation of the P2P Notes wherein the warrant strike price and the fair value of the respective Conversion Shares was calculated for each of participation group with 20%, 30%, 40%, and 60% warrant percentages, respectively.

At issuance:
Issued during the years ended December 31, 2024 and 2023:

	Warrants issued with P2P Convertible Notes
	Issued in 2024	Issued in 2023
Risk-free interest rate	NA	4.09% - 4.65%
Expected life, in years	NA	1.0 -1.94 years
Expected volatility	NA	66.6% - 71.6%
Dividend yield	NA	0.00%
Fair value of preferred stock	NA	$1.51
Fair value of common stock	NA	$0.46
As of December 31, 2024 and 2023:

	Warrants issued with 2022 P2P Notes
	December 31, 2024	December 31, 2023
Risk-free interest rate	4.16% -4.31%	4.54% -4.79%
Expected life, in years	0.04 -1.00 years	1.0 - 1.44 years
Expected volatility	69.8% - 71.6%	61.2% - 62.3%
Dividend yield	0.00%	0.00%
Fair value of preferred stock	immaterial	$4.16
Fair value of common stock	$1.94	$0.74

Schedule Of Monte Carlo Simulation Model For Fair Value Of Warrants	The exercise price is a floating exercise price, thus, was estimated using a Monte Carlo simulation model. The following summarizes additional related valuation assumptions:
At issuance:
Issued during the years ended December 31, 2024 and 2023:

Warrants issued with 2023 Convertible Notes
	Issued in 2024	Issued in 2023
Risk-free interest rate	3.86% - 5.55%	NA
Expected life, in years	0.36 - 5.00 years	NA
Expected volatility	61.2% - 73.0%	NA
Dividend yield	0.00%	NA
Fair value of preferred stock	$4.16 - $4.43	NA
Fair value of common stock	$0.74 - $0.81	NA
As of December 31, 2024 and 2023:

	Warrants issued with 2023 Convertible Notes
	December 31, 2024	December 31, 2023
Risk-free interest rate	3.98% -4.99%	3.88% -5.26%
Expected life, in years	0.04 -1.00 years	0.51 -9.51 years
Expected volatility	69.8% - 73.2%	61.2% - 62.8%
Dividend yield	0.00%	0.00%
Fair value of preferred stock	immaterial	$4.16
Fair value of common stock	$1.94	$0.74